Equity (Details Narrative) - USD ($)											12 Months Ended
	Dec. 31, 2020	Nov. 17, 2020	Nov. 11, 2020	Sep. 09, 2020	Aug. 11, 2020	May 18, 2020	Apr. 08, 2020	Mar. 24, 2020	Dec. 09, 2019	Sep. 14, 2012	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2019
Preferred stock, shares authorized	50,000,000										50,000,000	50,000,000	50,000,000
Preferred stock, no par value
Increase in authorized common stock													100,000,000
Proceeds from common stock											$ 29,184,244	$ 2,147,778
Private Placement [Member]
Number of common stock issued, shares		8,725,393
Number of warrants to purchase shares of common stock		390,368
Warrant exercise price		$ 1.85
Offering price		$ 1.85
Gross proceeds from common stock		$ 18,066,976
Proceeds from common stock		$ 16,362,786
Pre-paid equity forward contracts shares		1,040,540
Private Placement [Member] | Investor Warrants [Member]
Number of common stock issued, shares			9,765,933
Number of warrants to purchase shares of common stock		9,765,933
Warrant exercise price		$ 2.06	$ 2.06
Public Offering [Member] | Pre-Funded Warrant Holders [Member]
Number of warrants to purchase shares of common stock	795,000										795,000
Warrant exercise price	$ 0.0001										$ 0.0001
Proceeds from issuance of warrants											$ 80
Mr. Yeaton [Member]
Number of common stock issued, shares												471
October 2018 Employment Agreement [Member] | Mr. Yeaton [Member] | 2017 Plan [Member]
Number of common stock issued, shares												1,563
Fair value of common stock issued based on date of grant												$ 27,367
Purchase Agreement [Member]
Number of common stock shares sold									613,500
Warrant exercise price									$ 4.00
Proceeds from issuance of offering									$ 6,965,635
Offering costs									$ 994,227
Securities Purchase Agreement [Member] | August Offering [Member]
Number of common stock issued, shares					1,207,744
Offering price					$ 5.67
Gross proceeds from common stock					$ 6,847,908
Proceeds from common stock					$ 6,158,034
Securities Purchase Agreement [Member] | Accredited Investors [Member]
Number of common stock issued, shares			9,765,933				766,667
Offering price			$ 1.85				$ 6.00
Gross proceeds from common stock							$ 4,600,002
Proceeds from common stock			$ 18,100,000				$ 4,086,207
Securities Purchase Agreement [Member] | Accredited Investors [Member] | May Offering [Member]
Number of common stock issued, shares						1,366,856
Offering price						$ 3.53
Gross proceeds from common stock						$ 4,825,002
Proceeds from common stock						$ 4,320,720
Series D Convertible Preferred Stock [Member]
Preferred stock, shares authorized								211,353
Preferred stock, par value per share
Preferred stock, stated value per share								0.01
Debt instrument convertible conversion price								$ 0.01
Conversion of stock, description								A holder of Preferred Stock will be prohibited from converting Preferred Stock into shares of the Company's common stock if, as a result of such conversion, the holder, together with its affiliates, would own more than 4.99% of the total number of shares of the Company's common stock then issued and outstanding (with such ownership restriction referred to as the "Beneficial Ownership Limitation"). However, any holder may increase or decrease such percentage to any other percentage not in excess of 9.99%, provided that any increase in such percentage shall not be effective until 61 days after such notice to the Company.
Series E Junior Participating Preferred Stock [Member]
Preferred stock, shares authorized	100,000										100,000
Conversion of stock, description				Acquiring Person," which is defined as a person, or affiliates or associates of such person, who, at any time after the date of the Rights Agreement, has acquired, or obtained the right to acquire, Beneficial Ownership of 10% or more of the Company's outstanding shares of common stock, subject to certain exceptions
Preferred stock dividend payment description				Each share of Preferred Stock will be entitled to a preferential per share dividend rate equal to the greater of (i) $0.001 and (ii) the sum of (1) 1,000 times the aggregate per share amount of all cash dividends, plus (2) 1,000 times the aggregate per share amount (payable in kind) of all non-cash dividends or other distributions other than certain dividends or subdivisions of the outstanding shares of common stock. Each Preferred Stock will entitle the holder thereof to a number of votes equal to 1,000 on all matters submitted to a vote of the stockholders of the Company. In the event of any merger, consolidation or other transaction in which shares of common stock are exchanged, each Preferred Stock will be entitled to receive 1,000 times the amount received per one share of common stock.
Preferred stock, no par value
Preferred stock, shares issued	0										0
Preferred stock, shares outstanding	0										0
Series C Convertible Preferred Stock [Member]
Number of warrants to purchase shares of common stock	1,935,000										1,935,000
Warrant exercise price	$ 4.00										$ 4.00
Proceeds from common stock											$ 7,740,000
Conversion of stock, shares issued											1,935,000
Series A Convertible Preferred Stock [Member]
Preferred stock, shares authorized	10,000,000									10,000,000	10,000,000	10,000,000
Preferred stock, par value per share	$ 0.001									$ 0.001	$ 0.001	$ 0.001
Preferred stock, stated value per share										0.0725
Preferred stock, dividends per share										$ 0.00135
Conversion of stock, description										One share of the Convertible Preferred Stock is convertible into five shares
Preferred stock, shares issued	0										0	0
Preferred stock, shares outstanding	0										0	0
Series C Convertible Preferred Stock [Member]
Preferred stock, shares authorized	1,990,000								1,990,000		1,990,000	1,990,000
Preferred stock, stated value per share									$ 4.00
Conversion of stock, description									Each share of Series C Preferred Stock shall be convertible, at any time and from time to time from and after the Original Issue Date at the option of the Holder thereof, into that number of shares of Common Stock determined by dividing the Stated Value of such share of Series B Preferred Stock by the Conversion Price then in effect
Preferred stock, no par value
Preferred stock, shares issued	0										0	0
Preferred stock, shares outstanding	0										0	0
Series E Junior Participating Preferred Stock [Member]
Preferred stock, shares authorized				100,000								100,000
Preferred stock, par value per share
Preferred stock, stated value per share				0.001
Purchase price of share				$ 15
Preferred stock, no par value
Preferred stock, shares issued												0
Preferred stock, shares outstanding												0
Series D Convertible Preferred Stock [Member]
Preferred stock, shares authorized	211,353										211,353	211,353
Preferred stock, no par value
Preferred stock, shares issued	72,992										72,992	0
Preferred stock, shares outstanding	72,992										72,992	0
Preferred Stock [Member] | Series D Convertible Preferred Stock [Member]
Conversion of stock, shares issued	138,361
Common Stock [Member]
Number of common stock issued, shares		8,725,393
Proceeds from common stock		$ 18,066,976
Common Stock [Member] | Public Offering [Member]
Offering costs												$ 306,222
Common Stock [Member] | Series D Convertible Preferred Stock [Member]
Conversion of stock, shares issued	138,361
Pre-Funded Warrants [Member]
Warrant exercise price									$ 0.0001
Common stock outstanding percentage									4.99%
Pre-Funded Warrants [Member] | Purchase Agreement [Member]
Number of warrants to purchase shares of common stock									1,376,500
Pre-Funded Warrants [Member] | Purchase Agreement [Member] | Offering [Member]
Warrant exercise price									$ 3.9999
Preferred 'C' Warrants [Member]
Warrant exercise price									$ 4.00
Common stock outstanding percentage									4.99%
Warrant expiration term description									Expire five years from December 30, 2019
Preferred 'C' Warrants [Member] | Purchase Agreement [Member]
Number of warrants to purchase shares of common stock									1,990,000
Underwriters Warrants [Member]
Warrant exercise price									$ 5.00
Common stock outstanding percentage									4.99%
Warrant expiration term description									Expire five years from December 30, 2019
Underwriters Warrants [Member] | Purchase Agreement [Member]
Number of warrants to purchase shares of common stock									159,200
April Placement Agent Warrants [Member] | Securities Purchase Agreement [Member]
Number of warrants to purchase shares of common stock							61,333
Warrant exercise price							$ 7.50
May Placement Agent Warrants [Member] | Securities Purchase Agreement [Member]
Number of warrants to purchase shares of common stock						109,348
Warrant exercise price						$ 4.4125
August Placement Agent Warrants [Member] | Securities Purchase Agreement [Member]
Number of warrants to purchase shares of common stock					96,620
Warrant exercise price					$ 7.0875